FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	£ 7,096
Trading liabilities:
Trading Liabilities	23,451
Total financial liabilities carried at fair value, excluding derivatives	30,547	£ 50,935
Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss
Trading liabilities:
Trading Liabilities	1,464
Total financial liabilities carried at fair value, excluding derivatives	1,464
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	7,085
Trading liabilities:
Trading Liabilities	21,987
Total financial liabilities carried at fair value, excluding derivatives	29,072
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	11
Trading liabilities:
Total financial liabilities carried at fair value, excluding derivatives	11
Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss		7,815
Trading liabilities:
Trading Liabilities		43,062
Total financial liabilities carried at fair value, excluding derivatives		50,877
Previously stated [member] | Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss		3
Trading liabilities:
Trading Liabilities		1,106
Total financial liabilities carried at fair value, excluding derivatives		1,109
Previously stated [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss		7,812
Trading liabilities:
Trading Liabilities		41,956
Total financial liabilities carried at fair value, excluding derivatives		49,768
Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities	21,595
Securities Sold under Agreements to Repurchase [Member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities	21,595
Securities Sold under Agreements to Repurchase [Member] | Previously stated [member]
Trading liabilities:
Trading Liabilities		41,378
Securities Sold under Agreements to Repurchase [Member] | Previously stated [member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities		41,378
Deposits [Member]
Trading liabilities:
Trading Liabilities	242
Deposits [Member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities	242
Deposits [Member] | Previously stated [member]
Trading liabilities:
Trading Liabilities		381
Deposits [Member] | Previously stated [member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities		381
Short [Member]
Trading liabilities:
Trading Liabilities	1,614
Short [Member] | Level 1 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities	1,464
Short [Member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities	£ 150
Short [Member] | Previously stated [member]
Trading liabilities:
Trading Liabilities		1,303
Short [Member] | Previously stated [member] | Level 1 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities		1,106
Short [Member] | Previously stated [member] | Level 2 of fair value hierarchy [member]
Trading liabilities:
Trading Liabilities		£ 197